UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:
P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2019

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.7%)
Massachusetts (99.4%)
Andover MA GO	4.000%	11/15/30		530	594
Andover MA GO	4.000%	11/15/31		535	592
Andover MA GO	4.000%	11/15/32		545	598
Andover MA GO	4.000%	11/15/33		560	611
Andover MA GO	4.000%	11/15/34		455	492
Andover MA GO	4.000%	11/15/35		465	500
Andover MA GO	4.000%	11/15/43		1,810	1,888
Andover MA GO	4.000%	11/15/48		1,910	1,982
Arlington MA GO	5.000%	12/1/28		1,535	1,907
Arlington MA GO	5.000%	12/1/29		1,535	1,890
Arlington MA GO	4.000%	12/1/30		620	695
Arlington MA GO	3.000%	12/1/37		170	161
Attleboro MA GO	3.000%	2/15/32		605	599
Attleboro MA GO	4.000%	2/15/49		5,720	5,860
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/26		475	566
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/27		350	421
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/28		400	476
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/29		420	497
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/30		450	528
Beverly MA GO	4.000%	10/15/28		1,095	1,233
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/40		895	922
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/41		900	924
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/43		1,025	1,047
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/44		665	678
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/45		1,095	1,115
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/46		895	911
Boston MA GO	5.000%	5/1/27		10	12
Boston MA GO	4.000%	3/1/29		1,200	1,293
Boston MA GO	5.000%	5/1/35		4,000	4,801
Boston MA GO	5.000%	5/1/38		1,780	2,108
Boston MA Housing Authority Revenue	5.000%	4/1/23	(4)	1,985	1,990
Boston MA Housing Authority Revenue	5.000%	4/1/25	(4)	5,405	5,419
Boston MA Water & Sewer Commission Revenue	4.000%	11/1/45		3,735	3,866
Bourne MA GO	4.000%	11/15/29		865	963
Bourne MA GO	4.000%	11/15/30		530	584
Bourne MA GO	4.000%	11/15/32		665	720
Bourne MA GO	4.000%	11/15/34		805	859

	Bourne MA GO	4.000%	11/15/35	805	856
	Burlington MA GO	3.500%	7/15/43	2,135	2,095
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/31	485	531
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/32	2,060	2,234
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/33	1,665	1,793
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/34	2,235	2,389
	Douglas MA GO	4.000%	2/15/30	1,170	1,279
	Douglas MA GO	4.000%	2/15/31	815	881
	Douglas MA GO	4.000%	2/15/32	1,220	1,308
	Essex MA North Shore Agricultural & Technical School District GO	4.000%	6/1/43	500	513
	Framingham MA GO	4.000%	12/1/33	1,010	1,096
	Holyoke MA GO	5.000%	9/1/30	1,690	1,853
	Lexington MA GO	3.625%	2/1/49	6,250	6,151
1	Lincoln MA GO	3.125%	3/1/37	2,410	2,341
1	Lincoln MA GO	3.250%	3/1/39	2,885	2,805
1	Lincoln MA GO	3.250%	3/1/40	2,980	2,875
	Longmeadow MA GO	3.250%	4/1/35	1,105	1,082
	Longmeadow MA GO	3.500%	4/1/39	1,130	1,108
	Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/31	2,285	2,950
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/41	7,705	8,347
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	9,075	11,618
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	6,075	7,467
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32	2,870	3,051
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	2,900	3,742
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	10,000	12,944
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	2,000	2,502
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	3,000	3,150
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,980	2,079
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,090	1,265
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	280	321
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,193
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	3,982
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	5,669
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	1,900
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	5,645

Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46		3,815	4,307
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.750%	3/7/19		8,800	8,800
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/26		2,875	3,250
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/29		2,000	2,248
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/32		2,500	2,782
Massachusetts Clean Water Trust Revenue	5.000%	8/1/28		4,500	5,624
Massachusetts Clean Water Trust Revenue	5.000%	2/1/29		2,940	3,484
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29		3,545	4,481
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35		3,000	3,367
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45		3,385	3,753
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,030	1,133
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,400	1,540
Massachusetts College Building Authority Revenue	5.000%	5/1/27		1,200	1,350
Massachusetts College Building Authority Revenue	4.000%	5/1/29		2,015	2,207
Massachusetts College Building Authority Revenue	4.000%	5/1/30		730	829
Massachusetts College Building Authority Revenue	5.000%	5/1/30		1,090	1,188
Massachusetts College Building Authority Revenue	4.000%	5/1/31		855	960
Massachusetts College Building Authority Revenue	5.000%	5/1/31		2,000	2,273
Massachusetts College Building Authority Revenue	5.000%	5/1/31		910	1,048
Massachusetts College Building Authority Revenue	4.000%	5/1/32		3,435	3,760
Massachusetts College Building Authority Revenue	4.000%	5/1/34		675	726
Massachusetts College Building Authority Revenue	5.000%	5/1/36		2,995	3,236
Massachusetts College Building Authority Revenue	4.000%	5/1/37		775	818
Massachusetts College Building Authority Revenue	5.000%	5/1/39		3,000	3,340
Massachusetts College Building Authority Revenue	4.000%	5/1/40		4,475	4,648
Massachusetts College Building Authority Revenue	5.000%	5/1/41		3,600	3,875
Massachusetts College Building Authority Revenue	3.000%	5/1/42		485	428
Massachusetts College Building Authority Revenue	5.000%	5/1/43		3,285	3,534
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/24		1,500	1,724
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27		4,095	4,976
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/28		1,010	1,243

Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/30		1,000	1,232
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/31		1,000	1,221
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32		6,620	6,783
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/36		2,505	2,960
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/37		1,000	1,174
Massachusetts Development Finance Agency Hospital Revenue (Cape Cod Healthcare Obligated Group)	5.250%	11/15/36		5,130	5,649
Massachusetts Development Finance Agency Hospital Revenue (Cape Cod Healthcare Obligated Group)	5.250%	11/15/41		10	11
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34		1,500	1,652
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44		15	16
Massachusetts Development Finance Agency Revenue (Bentley University)	4.000%	7/1/35		25	26
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29		35	41
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/28		1,250	1,339
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/29		1,500	1,605
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/30		1,430	1,529
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/31		1,250	1,336
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/42		3,000	3,420
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	4.000%	7/1/19		395	397
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/20		500	518
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21		350	372
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	2,995	3,303
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	470	518
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22		850	924
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23		500	551
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24		715	807
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24		1,610	1,770
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25		500	573
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/26		1,175	1,285

	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/27		3,960	4,536
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/28		535	616
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		3,100	3,508
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		2,555	2,742
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		600	686
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/30		2,450	2,757
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/30		1,755	1,994
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32		3,000	3,336
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35		1,050	1,157
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37		1,000	1,091
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/44		4,000	4,276
	Massachusetts Development Finance Agency Revenue (Boston University)	6.000%	5/15/29	(2)	1,400	1,767
	Massachusetts Development Finance Agency Revenue (Boston University)	5.375%	5/15/39		1,575	1,927
	Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/46		3,000	3,074
	Massachusetts Development Finance Agency Revenue (Boston University)	5.000%	10/1/48		5,000	5,443
	Massachusetts Development Finance Agency Revenue (Boston University)	6.000%	5/15/59	(10)	6,075	7,492
2	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	1.800%	3/7/19	LOC	5,200	5,200
	Massachusetts Development Finance Agency Revenue (Boston University) VRDO	1.560%	3/1/19	LOC	10,160	10,160
	Massachusetts Development Finance Agency Revenue (Broad Institute Inc.)	5.250%	4/1/21	(Prere.)	4,095	4,398
	Massachusetts Development Finance Agency Revenue (Broad Institute Inc.)	4.000%	4/1/41		8,000	8,287
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		1,755	1,915
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/28		3,205	3,686
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/31		770	885
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/32		1,000	1,111
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/32		2,500	2,858
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/33		1,000	1,107
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/37		1,000	1,103
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38		1,000	1,099

Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43		5,000	5,511
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		5,045	5,530
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		2,845	3,119
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53		5,000	5,441
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.250%	12/1/25		600	615
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.625%	12/1/30		550	563
Massachusetts Development Finance Agency Revenue (Children’s Hospital)	5.000%	10/1/34		2,440	2,763
Massachusetts Development Finance Agency Revenue (Children’s Hospital)	5.000%	10/1/46		4,000	4,398
Massachusetts Development Finance Agency Revenue (College of the Holy Cross) VRDO	1.560%	3/1/19	LOC	1,300	1,300
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.000%	5/1/35		5,210	5,897
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41		6,125	6,821
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/38		2,815	3,067
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/54		10,000	10,633
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	(Prere.)	5,460	5,613
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	(Prere.)	540	555
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23		375	413
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24		990	1,110
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25		1,905	2,166
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/28		1,825	2,040
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/36		3,670	4,092
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/40		3,125	3,428
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41		5,960	6,355
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42		1,700	1,872
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47		4,330	4,676
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/30		750	842
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/36		2,420	2,644
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43		10,560	11,323

Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20	(Prere.)	9,790	10,320
Massachusetts Development Finance Agency Revenue (Harvard University)	5.250%	2/1/21	(Prere.)	11,000	11,752
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/27		1,770	2,148
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/29		700	782
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/30		10,000	11,952
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33		12,310	14,547
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/34		2,000	2,355
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/36		22,000	23,613
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/36		4,460	5,739
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/40		8,145	10,520
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28		800	833
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/31		200	223
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/32		50	56
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40		1,760	1,912
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45		11,960	12,916
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/38		1,000	1,023
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.125%	11/15/46		3,000	3,063
Massachusetts Development Finance Agency Revenue (Loomis Obligated Group)	6.000%	1/1/33		4,405	4,854
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/37		4,800	5,088
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44		6,030	6,367
Massachusetts Development Finance Agency Revenue (Massachusetts College of Pharmacy & Allied Health Sciences)	5.000%	7/1/26		1,380	1,560
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/31		400	458
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/32		300	342
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/37		450	504
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/32		2,105	2,212
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37		400	433
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/42		500	538
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.250%	7/1/42		2,145	2,249

	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44		1,675	1,783
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/47		6,700	7,174
	Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.625%	7/15/36		1,000	1,074
	Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43		5,755	6,153
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57		9,200	9,504
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	10/1/29		3,250	3,581
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	10/1/30		1,750	1,925
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	3/1/32		950	1,062
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.250%	3/1/37		20	23
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	3/1/39		3,600	3,963
	Massachusetts Development Finance Agency Revenue (Olin College)	5.000%	11/1/38		6,000	6,584
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.375%	7/1/20	(Prere.)	4,000	4,190
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	(Prere.)	3,980	4,271
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	(Prere.)	2,935	3,150
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/28		2,000	2,234
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/29		6,000	7,035
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/30		1,500	1,663
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/30		3,520	4,174
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/31		3,755	4,412
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/32		8,000	8,431
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/35		3,500	3,663
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/36		5,000	5,210
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/36		20	21
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/39		8,750	9,559
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/40		3,000	3,304
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/41		8,000	8,155
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/45		3,775	4,135
3	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		5,000	5,496

	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		4,530	5,044
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/30/25		10,000	11,613
2	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	1.770%	3/7/19	LOC	70	70
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) VRDO	1.700%	3/1/19	LOC	1,550	1,550
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) VRDO	1.690%	3/7/19		3,675	3,675
	Massachusetts Development Finance Agency Revenue (Phillips Academy)	5.000%	9/1/43		8,295	9,185
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32		500	524
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/35		2,300	2,392
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/27		1,000	1,148
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.500%	10/1/28		1,000	1,132
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/29		1,820	2,065
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.125%	10/1/33		2,000	2,181
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/36		2,250	2,474
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/39		3,000	3,253
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/28		850	984
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/36		4,525	4,587
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/41		3,000	3,250
	Massachusetts Development Finance Agency Revenue (Southcoast Health System Obligated Group)	5.000%	7/1/27		1,550	1,715
	Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/34		1,030	1,175
	Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/35		2,000	2,276
	Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	4.000%	7/1/41		6,130	6,317
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20		1,000	1,039
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21		1,475	1,573
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22		2,380	2,597
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/27		150	175

1	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/27		500	583
1	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/28		525	615
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29		2,095	2,407
1	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29		500	589
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/30		3,000	3,107
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/33		1,500	1,684
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/34		2,000	2,238
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/35		1,160	1,293
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/36		1,000	1,110
	Massachusetts Development Finance Agency Revenue (Suffolk University)	4.000%	7/1/39		1,975	1,981
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.750%	7/1/39		710	719
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40		3,315	3,410
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.250%	1/1/21	(Prere.)	1,420	1,534
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.750%	1/1/21	(Prere.)	350	381
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.750%	1/1/21	(Prere.)	510	555
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	1,195	1,304
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	805	879
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	1,800	1,975
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	2,700	2,963
	Massachusetts Development Finance Agency Revenue (Tufts University)	5.000%	8/15/38		1,045	1,194
	Massachusetts Development Finance Agency Revenue (Tufts University) VRDO	1.620%	3/1/19		915	915
	Massachusetts Development Finance Agency Revenue (UMass Boston Student Housing Project)	5.000%	10/1/25		2,690	3,055
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.500%	7/1/21	(Prere.)	5,220	5,661
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/27		1,630	1,929
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/28		3,000	3,510
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/29		45	52

Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/29	1,000	1,160
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/30	2,470	2,844
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/31	1,000	1,134
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.500%	7/1/31	280	299
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/32	1,200	1,351
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/38	3,000	3,286
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	4.000%	7/1/44	4,000	3,968
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/44	1,300	1,416
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	250	260
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	2,930
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,128
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	761
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	5,185	5,610
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/26	570	692
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/27	845	1,041
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/28	725	905
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/29	500	621
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/30	665	818
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,166
Massachusetts Development Finance Agency Revenue (Wellesley College)	4.000%	7/1/44	2,875	2,995
Massachusetts Development Finance Agency Revenue (Wentworth Institute of Technology Inc.)	5.000%	10/1/46	4,250	4,590
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/24	185	210
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/45	2,470	2,638
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48	9,970	10,884

Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/29		505	609
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	0.000%	1/1/32	(12)	1,630	1,065
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32		1,500	1,625
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	0.000%	1/1/33	(12)	3,290	2,045
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33		1,500	1,608
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/34		1,000	1,063
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/35		1,500	1,590
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/35		1,720	1,960
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/36		1,000	1,135
Massachusetts Development Finance Agency Revenue (Wheaton College)	5.000%	1/1/53		1,105	1,210
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/29		1,090	1,327
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/30		1,000	1,208
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/33		3,000	3,499
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/34		2,390	2,777
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/38		4,000	4,468
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/46		315	358
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50		2,650	2,857
Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/34		1,295	1,406
Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/39		1,000	1,079
Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/39		6,470	6,979
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/22	(Prere.)	3,025	3,347
Massachusetts GO	5.000%	8/1/21	(Prere.)	6,500	7,009
Massachusetts GO	5.000%	7/1/22	(Prere.)	9,010	9,982
Massachusetts GO	5.000%	7/1/26		1,095	1,324
Massachusetts GO	5.000%	7/1/26		680	822
Massachusetts GO	5.000%	7/1/26		1,690	2,043
Massachusetts GO	5.000%	7/1/28		3,865	4,792
Massachusetts GO	5.000%	7/1/28		4,000	4,960
Massachusetts GO	5.000%	7/1/28		10,790	12,898
Massachusetts GO	5.000%	7/1/30		570	672
Massachusetts GO	5.500%	8/1/30	(2)	7,000	9,046
Massachusetts GO	5.000%	7/1/32		3,460	4,021
Massachusetts GO	4.000%	8/1/32		5,000	5,178
Massachusetts GO	4.000%	12/1/32		3,400	3,536
Massachusetts GO	4.000%	4/1/33		12,835	13,215
Massachusetts GO	5.000%	7/1/33		5,255	6,087

Massachusetts GO	4.500%	7/1/34		16,170	17,823
Massachusetts GO	5.000%	7/1/34		5,010	5,782
Massachusetts GO	4.000%	9/1/34		3,000	3,188
Massachusetts GO	5.000%	12/1/34		13,030	15,139
Massachusetts GO	4.000%	4/1/35		5,010	5,247
Massachusetts GO	4.000%	5/1/35		5,000	5,165
Massachusetts GO	5.000%	7/1/35		5,000	5,754
Massachusetts GO	5.000%	7/1/35		4,095	4,656
Massachusetts GO	3.000%	11/1/35		2,875	2,778
Massachusetts GO	5.000%	8/1/36		9,100	9,715
Massachusetts GO	5.000%	12/1/36		3,000	3,461
Massachusetts GO	5.000%	7/1/37		500	564
Massachusetts GO	5.000%	7/1/38		5,015	5,708
Massachusetts GO	5.000%	12/1/38		2,510	2,871
Massachusetts GO	4.000%	12/1/39		500	519
Massachusetts GO	5.000%	1/1/40		10,000	11,473
Massachusetts GO	4.000%	5/1/40		5,000	5,205
Massachusetts GO	5.000%	7/1/40		8,000	8,960
Massachusetts GO	5.000%	3/1/41		8,000	8,873
Massachusetts GO	5.000%	4/1/42		8,650	9,788
Massachusetts GO	5.250%	4/1/42		3,000	3,466
Massachusetts GO	4.000%	5/1/42		1,715	1,778
Massachusetts GO	4.000%	9/1/42		2,800	2,887
Massachusetts GO	5.000%	1/1/43		3,680	4,194
Massachusetts GO	4.000%	2/1/43		6,250	6,440
Massachusetts GO	4.000%	6/1/43		5,000	5,050
Massachusetts GO	4.500%	8/1/43		3,705	3,842
Massachusetts GO	4.500%	12/1/43		3,745	3,902
Massachusetts GO	5.250%	1/1/44		6,570	7,726
Massachusetts GO	4.000%	2/1/44		6,140	6,319
Massachusetts GO	5.000%	11/1/44		5,000	5,677
Massachusetts GO	4.000%	12/1/44		8,350	8,592
Massachusetts GO	5.000%	7/1/45		2,000	2,228
Massachusetts GO	5.000%	11/1/45		10,825	12,277
Massachusetts GO	4.000%	12/1/45		8,505	8,736
Massachusetts GO	4.000%	2/1/46		5,000	5,138
Massachusetts GO	5.000%	3/1/46		1,905	2,103
Massachusetts GO	3.000%	9/1/46		13,290	11,634
Massachusetts GO	5.250%	4/1/47		7,000	8,062
Massachusetts GO	5.000%	1/1/49		5,000	5,725
Massachusetts GO VRDO	1.710%	3/1/19		4,038	4,038
Massachusetts GO VRDO	1.710%	3/7/19		1,010	1,010
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center)	5.500%	7/1/19	(Prere.)	75	76
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center)	5.750%	7/1/19	(Prere.)	280	284
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center) VRDO	1.670%	3/1/19	LOC	800	800
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/35		1,730	2,247
Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital)	5.500%	12/1/19	(Prere.)	4,000	4,112
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) VRDO	1.680%	3/7/19		7,500	7,500
Massachusetts Health & Educational Facilities Authority Revenue (Lowell General Hospital)	5.125%	7/1/35		215	222

Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/30		3,010	3,895
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/33		150	198
Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	1.700%	3/7/19		11,820	11,820
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	1.720%	3/1/19		15,100	15,100
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/32		1,000	1,097
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.250%	7/1/19	(Prere.)	10,000	10,119
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System) VRDO	1.690%	3/7/19	LOC	400	400
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System) VRDO	1.740%	3/7/19		300	300
Massachusetts Health & Educational Facilities Authority Revenue (South Coast Health System)	5.000%	7/1/39		6,160	6,219
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	1.560%	3/1/19		1,800	1,800
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	1.560%	3/1/19		5,500	5,500
Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		125	130
Massachusetts Health & Educational Facilities Authority Revenue (Winchester Hospital)	5.250%	7/1/38		2,840	2,955
Massachusetts Housing Finance Agency Revenue	3.900%	12/1/42		500	501
Massachusetts Housing Finance Agency Revenue	5.000%	12/1/43		750	787
Massachusetts Housing Finance Agency Revenue	4.500%	12/1/48		2,825	3,067
Massachusetts Housing Finance Agency Revenue	4.450%	12/1/58		1,000	1,008
Massachusetts Housing Finance Agency Single Family Housing Revenue	3.800%	12/1/37		1,400	1,417
Massachusetts Housing Finance Agency Single Family Housing Revenue	2.650%	12/1/41		1,360	1,365
Massachusetts Housing Finance Agency Single Family Housing Revenue	2.750%	12/1/41		365	366
Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42		675	694
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/43		1,510	1,556
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44		1,425	1,466
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45		870	902
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/48		5,000	5,320

Massachusetts Housing Finance Agency Single Family Housing Revenue	4.050%	12/1/52	4,490	4,470
Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20	1,000	994
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	1,975
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,090
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,324
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,703
Massachusetts Port Authority Revenue	5.000%	7/1/37	980	1,122
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	7,668
Massachusetts Port Authority Revenue	5.000%	7/1/44	10,105	11,149
Massachusetts Port Authority Revenue	5.000%	7/1/45	2,215	2,467
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	7,265	8,005
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	2,863
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	8,060	8,847
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,564
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,228
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,275
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32	2,515	2,706
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,283
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	7,065	8,193
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/35	2,500	2,802
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	1,615	1,828
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	13,590	14,648
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	11/15/35	4,300	4,576
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/35	1,000	1,156
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	2,500	2,797
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/36	3,180	3,662
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/37	2,300	2,567
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,644
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/38	750	835
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	2,941
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/39	9,075	10,337
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/42	70	78

	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	2/15/43		2,500	2,573
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/45		4,430	4,951
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46		3,175	3,581
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		13,855	16,012
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		5,000	5,778
	Massachusetts Transportation Fund Revenue	5.000%	6/1/48		12,910	14,717
2	Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program) TOB VRDO	1.770%	3/7/19		4,495	4,495
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	(Prere.)	20	21
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	(Prere.)	2,750	2,954
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	(Prere.)	5,000	5,370
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/37		1,960	1,998
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/44		3,260	3,619
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/45		7,000	7,206
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/46		10,000	10,291
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/30		1,700	1,938
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/31		1,500	1,701
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/32		2,000	2,261
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/34		3,325	3,735
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/40		9,270	10,365
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/41		7,805	8,783
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	4.000%	6/1/45		7,300	7,492
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/45		5,640	6,272
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20	(14)	3,000	2,955
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/25	(14)	5,035	4,418
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/28	(14)	6,835	5,419
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22		35	39
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/27		8,020	9,319
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/29		1,520	1,944

Massachusetts Water Pollution Abatement Trust Revenue	5.750%	8/1/29		190	191
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	180	194
Massachusetts Water Resources Authority Revenue	5.000%	8/1/27		3,030	3,656
Massachusetts Water Resources Authority Revenue	5.000%	8/1/28		800	961
Massachusetts Water Resources Authority Revenue	5.000%	8/1/29		1,070	1,303
Massachusetts Water Resources Authority Revenue	5.250%	8/1/31	(4)	1,175	1,517
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		1,000	1,153
Massachusetts Water Resources Authority Revenue	5.250%	8/1/35	(4)	8,000	10,429
Massachusetts Water Resources Authority Revenue	4.000%	8/1/36		7,325	7,743
Massachusetts Water Resources Authority Revenue	5.000%	8/1/36		2,710	3,013
Massachusetts Water Resources Authority Revenue	5.000%	8/1/40		1,875	2,125
Massachusetts Water Resources Authority Revenue	5.000%	8/1/42		1,000	1,085
Massachusetts Water Resources Authority Revenue	5.250%	8/1/42		10,000	10,688
Massachusetts Water Resources Authority Revenue	5.000%	8/1/44		8,000	8,872
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		7,000	7,465
Minuteman MA Regional Vocational Technical School District GO	4.000%	10/15/46		1,700	1,743
Minuteman MA Regional Vocational Technical School District GO	4.000%	10/15/48		4,055	4,154
Nantucket MA GO	4.000%	7/15/34		1,045	1,127
Nantucket MA GO	4.000%	7/15/35		1,085	1,167
Natick MA GO	4.000%	7/15/30		4,580	5,124
Natick MA GO	4.000%	7/15/31		4,760	5,267
Natick MA GO	4.000%	7/15/32		4,890	5,355
Needham MA GO	3.000%	7/15/35		765	748
Plymouth MA GO	3.250%	5/1/34		460	462
Randolph MA GO	3.125%	9/15/32		1,265	1,261
Randolph MA GO	3.125%	9/15/33		1,350	1,336
Randolph MA GO	3.375%	9/15/35		980	981
Randolph MA GO	3.375%	9/15/36		1,510	1,499
Randolph MA GO	3.500%	9/15/37		500	500
Rowley MA GO	3.500%	7/15/43		2,625	2,568
Saugus MA GO	3.500%	3/1/46		2,095	2,032
Stoughton MA GO	4.000%	10/15/31		3,865	4,248
Stoughton MA GO	3.000%	10/15/32		1,920	1,883
Stoughton MA GO	3.000%	10/15/35		370	353
University of Massachusetts Building Authority Revenue	5.000%	11/1/31		2,500	2,900
University of Massachusetts Building Authority Revenue	5.000%	11/1/32		4,060	4,687
University of Massachusetts Building Authority Revenue	5.000%	11/1/35		5,460	6,399

University of Massachusetts Building Authority Revenue	5.000%	5/1/38	2,000	2,205
University of Massachusetts Building Authority Revenue	5.000%	11/1/38	4,615	5,338
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	14,020	15,738
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	3,695	4,045
University of Massachusetts Building Authority Revenue	5.000%	11/1/40	9,230	10,426
University of Massachusetts Building Authority Revenue	5.000%	11/1/44	8,365	9,328
University of Massachusetts Building Authority Revenue	4.000%	11/1/45	6,020	6,160
University of Massachusetts Building Authority Revenue	5.250%	11/1/47	5,000	5,849
University of Massachusetts Building Authority Revenue	5.000%	11/1/34	650	764
Worcester MA GO	4.000%	1/15/32	2,365	2,546
Worcester MA GO	4.000%	1/15/33	2,190	2,343
				1,865,342
Guam (0.3%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43	2,285	2,444
Guam Power Authority Revenue	5.000%	10/1/20	500	519
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,098
Guam Power Authority Revenue	5.000%	10/1/25	720	798
Guam Power Authority Revenue	5.000%	10/1/31	300	323
				5,182
Total Tax-Exempt Municipal Bonds (Cost $1,835,573)				1,870,524
Total Investments (99.7%) (Cost $1,835,573)				1,870,524
Other Assets and Liabilities-Net (0.3%)				5,170
Net Assets (100%)				1,875,694

1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $9,765,000, representing 0.5% of net assets.

3	Securities with a value of $693,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT – Constant Maturing Treasury Rate

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

Massachusetts Tax-Exempt Fund

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA – Securities Industry and Financial Markets Association.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)		Appreciation
	Expiration	Contracts		Notional Amount	(Depreciation	)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	691		146,627	(98)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2019	(11)		(1,756)	21
10-Year U.S. Treasury Note	June 2019	(190)		(23,180)	84
5-Year U.S. Treasury Note	June 2019	(246)		(28,182)	50
					155
					57

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets

Massachusetts Tax-Exempt Fund

pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,870,524	—
Futures Contracts—Assets[1]	83	—	—
Futures Contracts—Liabilities[1]	(70)	—	—
Total	13	1,870,524	—

1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.